INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Opening balance	$ 2,805	$ 3,870	$ 4,633
Decrease related to settlements with taxing authorities	0	(2,353)	(2,382)
Increase related to prior year tax positions	743	429	976
Decrease related to expiration of statutes of limitations	0	0	0
Increase related to current year tax positions	2,412	859	643
Closing balance	$ 5,960	$ 2,805	$ 3,870